Condensed financial information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Income [Abstract]
Sales and other income	$ 6,428	$ 6,642	$ 5,402
Product sales	6,353	6,570	5,334
Interest, dividends and other	75	72	68
Costs and expenses	5,217	4,521	5,021
Production costs	3,183	2,977	2,656
Exploration costs	388	279	206
Related Party Transactions	(14)	(12)	(15)
General and administrative expenses/(recoveries)	299	287	228
Royalties paid	164	193	142
Market development costs	10	9	14
Depreciation, depletion and amortization	794	789	720
Impairment of assets	367	17	91
Interest expense	213	178	151
Accretion expense	33	28	22
Employment severance costs	10	15	23
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	35	(43)	(3)
Non-hedge derivative (gain)/loss and movement on bonds	(265)	(196)	786
(Loss)/income before income tax provision	1,211	2,121	381
Taxation benefit/(expense)	(340)	(705)	(255)
Equity income/(loss) in associates	(23)	59	40
Equity income/(loss) in subsidiaries	0	0	0
Net income/(loss) from continuing operations	848	1,475	166
Preferred Stock Dividends	0	0	0
Net income/(loss)	848	1,475	166
Less: Net income attributable to noncontrolling interests	(19)	(50)	(54)
Net income/(loss) - attributable to AngloGold Ashanti	829	1,425	112
Comprehensive Income	750	1,022	440
Comprehensive income attributable to noncontrolling interests	(17)	(44)	(59)
Comprehensive income attributable to AngloGold Ashanti	733	978	381
ASSETS
Current Assets	2,790	2,631
Cash and cash equivalents	892	1,112	586	1,100
Restricted cash	35	35
Receivables, inter-group balances and other current assets	1,863	1,484
Property, plant and equipment, net	7,235	6,123
Acquired properties, net	748	779
Goodwill	193	182	180
Other intangibles, net	112	31
Other long-term inventory	180	31
Materials on the leach pad	445	393
Other long-term assets and deferred taxation assets	1,399	1,015
Total assets	13,102	11,185	10,388
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	1,959	919
Other non-current liabilities	379	63
Long-term debt	2,750	2,473
Derivatives	10	93
Deferred taxation liabilities	1,157	1,242
Provision for environmental rehabilitation	758	653
Other accrued liabilities	32	35
Provision for pension and other post-retirement medical benefits	209	185	180
Commitments and Contingencies
Equity	5,848	5,522	4,589	3,445
Stock issued	13	13
Additional paid in capital	8,808	8,740
Accumulated deficit	(2,103)	(2,575)
Accumulated Other Comprehensive Income And Reserves	(892)	(796)
Total AngloGold Ashanti stockholders' equity	5,826	5,382
Noncontrolling interests	22	140
Total liabilities and equity	13,102	11,185
Parent Company [Member]
Statement Of Income [Abstract]
Sales and other income	2,158	2,709	2,348
Product sales	1,972	2,561	2,207
Interest, dividends and other	186	148	141
Costs and expenses	2,802	2,417	4,130
Production costs	1,080	1,115	1,091
Exploration costs	19	19	14
Related Party Transactions	(14)	(12)	(15)
General and administrative expenses/(recoveries)	239	249	164
Royalties paid	25	73	38
Market development costs	4	5	7
Depreciation, depletion and amortization	305	354	352
Impairment of assets	57	14	73
Interest expense	5	5	7
Accretion expense	11	12	10
Employment severance costs	6	9	19
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	1,065	574	2,041
Non-hedge derivative (gain)/loss and movement on bonds	0	0	329
(Loss)/income before income tax provision	(644)	292	(1,782)
Taxation benefit/(expense)	40	(333)	(1)
Equity income/(loss) in associates	(27)	62	63
Equity income/(loss) in subsidiaries	1,502	1,465	1,907
Net income/(loss) from continuing operations	871	1,486	187
Preferred Stock Dividends	(42)	(61)	(75)
Net income/(loss)	829	1,425	112
Less: Net income attributable to noncontrolling interests	0	0	0
Net income/(loss) - attributable to AngloGold Ashanti	829	1,425	112
Comprehensive Income	733	978	381
Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to AngloGold Ashanti	733	978	381
ASSETS
Current Assets	1,178	833
Cash and cash equivalents	98	388	152	231
Restricted cash	1	1
Receivables, inter-group balances and other current assets	1,079	444
Property, plant and equipment, net	2,046	1,940
Acquired properties, net	141	167
Goodwill	0	0
Other intangibles, net	53	9
Other long-term inventory	0	0
Materials on the leach pad	0	0
Other long-term assets and deferred taxation assets	4,875	4,362
Total assets	8,293	7,311
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	1,510	889
Other non-current liabilities	53	49
Long-term debt	31	33
Derivatives	0	0
Deferred taxation liabilities	520	641
Provision for environmental rehabilitation	157	147
Other accrued liabilities	0	0
Provision for pension and other post-retirement medical benefits	196	170
Commitments and Contingencies	0	0
Equity	5,826	5,382
Stock issued	13	13
Additional paid in capital	8,808	8,740
Accumulated deficit	(2,103)	(2,575)
Accumulated Other Comprehensive Income And Reserves	(892)	(796)
Total AngloGold Ashanti stockholders' equity	5,826	5,382
Noncontrolling interests	0	0
Total liabilities and equity	8,293	7,311
IOMco [Member]
Statement Of Income [Abstract]
Sales and other income	2	1	(2)
Product sales	0	0	0
Interest, dividends and other	2	1	(2)
Costs and expenses	79	99	1,120
Production costs	1	0	0
Exploration costs	16	18	12
Related Party Transactions	0	0	0
General and administrative expenses/(recoveries)	(16)	27	6
Royalties paid	0	0	0
Market development costs	0	0	0
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Interest expense	90	69	69
Accretion expense	0	0	0
Employment severance costs	0	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(12)	(15)	1,033
Non-hedge derivative (gain)/loss and movement on bonds	0	0	0
(Loss)/income before income tax provision	(77)	(98)	(1,122)
Taxation benefit/(expense)	(5)	(2)	(1)
Equity income/(loss) in associates	4	(3)	(23)
Equity income/(loss) in subsidiaries	360	808	373
Net income/(loss) from continuing operations	282	705	(773)
Preferred Stock Dividends	0	0	0
Net income/(loss)	282	705	(773)
Less: Net income attributable to noncontrolling interests	0	0	0
Net income/(loss) - attributable to AngloGold Ashanti	282	705	(773)
Comprehensive Income	274	704	(773)
Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to AngloGold Ashanti	274	704	(773)
ASSETS
Current Assets	3,128	2,469
Cash and cash equivalents	537	458	114	578
Restricted cash	0	0
Receivables, inter-group balances and other current assets	2,591	2,011
Property, plant and equipment, net	0	0
Acquired properties, net	0	0
Goodwill	0	0
Other intangibles, net	0	0
Other long-term inventory	0	0
Materials on the leach pad	0	0
Other long-term assets and deferred taxation assets	4,506	3,558
Total assets	7,634	6,027
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	1,614	1,550
Other non-current liabilities	0	0
Long-term debt	1,739	994
Derivatives	0	0
Deferred taxation liabilities	0	0
Provision for environmental rehabilitation	0	0
Other accrued liabilities	0	0
Provision for pension and other post-retirement medical benefits	0	0
Commitments and Contingencies	0	0
Equity	4,281	3,483
Stock issued	5,059	5,269
Additional paid in capital	540	435
Accumulated deficit	(1,318)	(2,220)
Accumulated Other Comprehensive Income And Reserves	0	(1)
Total AngloGold Ashanti stockholders' equity	4,281	3,483
Noncontrolling interests	0	0
Total liabilities and equity	7,634	6,027
Non Guarantor Subsidiaries [Member]
Statement Of Income [Abstract]
Sales and other income	4,463	4,108	3,233
Product sales	4,381	4,009	3,127
Interest, dividends and other	82	99	106
Costs and expenses	3,457	1,453	2,818
Production costs	2,102	1,862	1,565
Exploration costs	353	242	180
Related Party Transactions	0	0	0
General and administrative expenses/(recoveries)	78	32	44
Royalties paid	139	120	104
Market development costs	6	4	7
Depreciation, depletion and amortization	489	435	368
Impairment of assets	310	3	18
Interest expense	118	104	75
Accretion expense	22	16	12
Employment severance costs	4	6	4
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	101	(1,175)	(16)
Non-hedge derivative (gain)/loss and movement on bonds	(265)	(196)	457
(Loss)/income before income tax provision	1,006	2,655	415
Taxation benefit/(expense)	(375)	(370)	(253)
Equity income/(loss) in associates	0	0	0
Equity income/(loss) in subsidiaries	0	0	0
Net income/(loss) from continuing operations	631	2,285	162
Preferred Stock Dividends	(42)	(61)	(76)
Net income/(loss)	589	2,224	86
Less: Net income attributable to noncontrolling interests	(19)	(50)	(54)
Net income/(loss) - attributable to AngloGold Ashanti	570	2,174	32
Comprehensive Income	622	2,217	290
Comprehensive income attributable to noncontrolling interests	(17)	(44)	(59)
Comprehensive income attributable to AngloGold Ashanti	605	2,173	231
ASSETS
Current Assets	3,764	3,486
Cash and cash equivalents	257	266	320	291
Restricted cash	34	34
Receivables, inter-group balances and other current assets	3,473	3,186
Property, plant and equipment, net	5,189	4,183
Acquired properties, net	607	612
Goodwill	209	198
Other intangibles, net	59	22
Other long-term inventory	180	31
Materials on the leach pad	445	393
Other long-term assets and deferred taxation assets	1,098	815
Total assets	11,551	9,740
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	4,586	2,992
Other non-current liabilities	342	46
Long-term debt	980	1,446
Derivatives	10	93
Deferred taxation liabilities	635	596
Provision for environmental rehabilitation	601	506
Other accrued liabilities	32	35
Provision for pension and other post-retirement medical benefits	13	15
Commitments and Contingencies	0	0
Equity	4,352	4,011
Stock issued	937	897
Additional paid in capital	231	219
Accumulated deficit	(1,164)	(3,521)
Accumulated Other Comprehensive Income And Reserves	4,327	6,277
Total AngloGold Ashanti stockholders' equity	4,331	3,872
Noncontrolling interests	21	139
Total liabilities and equity	11,551	9,740
Consolidation Eliminations [Member]
Statement Of Income [Abstract]
Sales and other income	(195)	(176)	(177)
Product sales	0	0	0
Interest, dividends and other	(195)	(176)	(177)
Costs and expenses	(1,121)	552	(3,047)
Production costs	0	0	0
Exploration costs	0	0	0
Related Party Transactions	0	0	0
General and administrative expenses/(recoveries)	(2)	(21)	14
Royalties paid	0	0	0
Market development costs	0	0	0
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Interest expense	0	0	0
Accretion expense	0	0	0
Employment severance costs	0	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(1,119)	573	(3,061)
Non-hedge derivative (gain)/loss and movement on bonds	0	0	0
(Loss)/income before income tax provision	926	(728)	2,870
Taxation benefit/(expense)	0	0	0
Equity income/(loss) in associates	0	0	0
Equity income/(loss) in subsidiaries	(1,862)	(2,273)	(2,280)
Net income/(loss) from continuing operations	(936)	(3,001)	590
Preferred Stock Dividends	84	122	151
Net income/(loss)	(852)	(2,879)	741
Less: Net income attributable to noncontrolling interests	0	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(852)	(2,879)	741
Comprehensive Income	(879)	(2,877)	542
Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to AngloGold Ashanti	(879)	(2,877)	542
ASSETS
Current Assets	(5,280)	(4,157)
Cash and cash equivalents	0	0	0	0
Restricted cash	0	0
Receivables, inter-group balances and other current assets	(5,280)	(4,157)
Property, plant and equipment, net	0	0
Acquired properties, net	0	0
Goodwill	(16)	(16)
Other intangibles, net	0	0
Other long-term inventory	0	0
Materials on the leach pad	0	0
Other long-term assets and deferred taxation assets	(9,080)	(7,720)
Total assets	(14,376)	(11,893)
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	(5,751)	(4,512)
Other non-current liabilities	(16)	(32)
Long-term debt	0	0
Derivatives	0	0
Deferred taxation liabilities	2	5
Provision for environmental rehabilitation	0	0
Other accrued liabilities	0	0
Provision for pension and other post-retirement medical benefits	0	0
Commitments and Contingencies	0	0
Equity	(8,611)	(7,354)
Stock issued	(5,996)	(6,166)
Additional paid in capital	(771)	(654)
Accumulated deficit	2,482	5,741
Accumulated Other Comprehensive Income And Reserves	(4,327)	(6,276)
Total AngloGold Ashanti stockholders' equity	(8,612)	(7,355)
Noncontrolling interests	1	1
Total liabilities and equity	$ (14,376)	$ (11,893)